Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Compensation to the Executive Officers	$ 186,401	$ 514,252	$ 1,495,611	$ 1,552,367